Interim Condensed Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Oct. 31, 2015	Oct. 31, 2014	Jan. 31, 2015	Jan. 31, 2014
Cash flows from operating activities
Net loss for the period	$ (8,483,089)	$ (23,039,610)	$ (21,078,265)	$ (4,238,490)
Adjustments to reconcile net loss to net cash used in operating activities:
Provision for (recovery of) doubtful accounts	20,226	(3,612)	2,109	(3,247)
Provision for obsolete inventory	0	290,000	179,000	0
Depreciation and amortization	13,526	19,181	29,858	22,748
Other non cash items (Schedule 1)	3,982,628	19,854,719	17,333,256	2,218,214
Unrealized foreign exchange	0	2,760	2,760	(2,984)
Finance fees paid in connection with debt extinguishment	0	(38,008)	(38,008)	(2,520)
Finance fees paid in connection with long term debt offering	0	525,113
Changes in operating assets and liabilities:
Accounts receivable	(86,127)	(43,121)	(32,395)	339,101
Advances receivable			50,000	(50,000)
Prepaid expenses and deposits	352,703	(9,325)	(312,985)	(23,518)
Inventory	(1,158,161)	53,065	241,820	(367,896)
Deferred costs	(50,000)	50,000
Accounts payable	556,874	(256,854)	(312,499)	356,974
Interest payable	397,702	172,438	62,650	0
Deferred compensation	33,333	103,703	170,369	0
Net cash used in operating activities	(4,420,385)	(2,319,551)	(3,702,330)	(1,751,618)
Cash flows from investing activities
Acquisition of intangible assets	(32,155)	(22,535)	(27,549)	(5,517)
Purchase of equipment	(4,439)	(19,888)	(21,429)	(6,230)
Net cash used in investing activities	(36,594)	(42,423)	(48,978)	(11,747)
Cash flows from financing activities
Proceeds from share issuances	2,342,996	0	0	983,250
Share issuance offering costs	(91,422)	0	0	(85,266)
Proceeds from share subscriptions received	0	0
Proceeds from the issuance of promissory notes	0	927,168	927,168	571,122
Repayments of promissory notes	0	(413,385)	(413,385)	(199,897)
Proceeds from convertible promissory notes	0	6,094,100	6,094,100	958,500
Repayments of convertible promissory notes	0	(364,640)	(364,640)	(381,177)
Debt offering costs	0	(616,237)	(616,178)	(45,553)
Repayments on factoring arrangements	(429,593)	0
Repayments of related party payables			0	(13,916)
Advances under factoring arrangements	1,010,000	0
Net cash provided by financing activities	2,831,981	5,627,006	5,627,065	1,787,063
Net increase (decrease) in cash	(1,624,998)	3,265,032	1,875,757	23,698
Cash at beginning of the period	1,943,235	67,478	67,478	43,780
Cash at end of the period	318,237	3,332,510	1,943,235	67,478
Cash paid during the period for:
Interest	70,923	30,127	112,251	65,148
Taxes	0	0	0	0
Non-cash financing activities:
Extinguishment of accounts payable with equity	12,000	11,158	11,158	39,820
Repayment of promissory note through the issuance of new promissory note	0	205,083
Discount on debt financing				127,220
Settlement of notes through the issuance of shares	0	299,444	225,308	0
Reclassification of derivative liability to additional paid in capital	3,091,050	0
Conversion of convertible debt to shares	233,382	0
Deferred financing costs				88,400
Interest paid in kind			274,823	0
Interest paid in shares	283,913	0
Profit and loss items not involving cash consists of:
Shares issued for services			0	140,539
Shares to be issued in exchange for services	0	39,900	39,900	7,500
Loss on extinguishment of debt	0	810,765	810,765	468,753
Stock based compensation	4,391,276	2,094,586	3,318,241	731,615
Derivative expense	0	12,028,383	12,028,383	170,500
Change in fair value of derivative financial instruments	(708,900)	2,773,982	(1,921,568)	(9,358)
Debt issuance costs paid in warrants	0	1,552,700	1,552,700	0
Debt conversion expense	0	309,011	309,011	0
Amortization of deferred financing fees	21,356	142,043	674,069	269,472
Interest capitalized to convertible debt	0	10,372	10,372	1,365
Shares issued as penalty under debt agreements	0	1,250	1,250	2,900
Accretion of debt discount	278,896	91,727	235,310	434,928
Total Other items not involving cash	$ 3,982,628	$ 19,854,719	$ 17,333,256	$ 2,218,214